Segment reporting	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Segment reporting
6	Segment reporting

(a)	Business segments
The Group has two reportable operating segments “airline transportation operations” and “other segments”, according to internal organization structure, managerial needs and internal reporting system. “Airline transportation operations” comprises the Group’s passenger and cargo and mail operations. “Other segments” includes cargo handling, hotel and tour operation, ground services, air catering services and other miscellaneous services.
For the purposes of assessing segment performance and allocating resources between segments, the Group’s chief operating decision maker (“CODM”) monitors the results, assets and liabilities attributable to each reportable segment based on financial results prepared under the People’s Republic of China Accounting Standards for Business Enterprises (“PRC GAAP”). As such, the amount of each material reconciling item from the Group’s reportable segment loss before taxation, assets and liabilities, which arises from different accounting policies, are set out in Note 6(c).
Inter-segment sales and transfers are transacted with reference to the selling prices used for sales made to third parties at the then prevailing market prices.
Information regarding the Group’s reportable segments as provided to the Group’s CODM for the purposes of resource allocation and assessment of segment performance is set out below.

The segment results of the Group for the year ended December 31, 2022 are as follows:

	Airline transportation operations	Other segments	Elimination	Unallocated*	Total
	RMB million	RMB million	RMB million	RMB million	RMB million
Disaggregated by timing of revenue recognition
Point in time	2,148	1,133	(747)	—	2,534
Over time	84,197	3,152	(2,824)	—	84,525

Revenue from external customers	85,935	1,124	—	—	87,059
Inter-segment sales	410	3,161	(3,571)	—	—

Reportable segment revenue	86,345	4,285	(3,571)	—	87,059

Reportable segment loss before taxation	(31,233)	(452)	(8)	167	(31,526)

Reportable segment loss after taxation	(33,339)	(549)	(8)	198	(33,698)

Other segment information
Income tax	2,106	97	—	(31)	2,172
Interest income	549	20	(112)	—	457
Interest expense	6,096	41	(131)	—	6,006
Depreciation and amortization	23,830	430	—	—	24,260
Impairment loss es	582	—	—	—	582
Credit losses	(4)	1	—	—	(3)
Share of associates and joint ventures’ results	—	—	—	291	291
Gain on disposal of subsidiaries and associates	—	—	—	257	257
Changes in fair value of financial assets / liabilities	—	—	—	(388)	(388)
Non-current assets additions during the year #	23,739	385	(312)	—	23,812

The segment results of the Group for the year ended December 31, 2021 are as follows:

	Airline transportation operations	Other segments	Elimination	Unallocated*	Total
	RMB million	RMB million	RMB million	RMB million	RMB million
Disaggregated by timing of revenue recognition
Point in time	2,763	1,418	(1,171)	—	3,010
Over time	98,206	3,257	(2,829)	—	98,634

Revenue from external customers	100,419	1,225	—	—	101,644
Inter-segment sales	550	3,450	(4,000)	—	—

Reportable segment revenue	100,969	4,675	(4,000)	—	101,644

Reportable segment loss before taxation	(13,769)	(111)	2	(25)	(13,903)

Reportable segment loss after taxation	(10,998)	(67)	2	52	(11,011)

Other segment information
Income tax	(2,771)	(44)	—	(77)	(2,892)
Interest income	763	15	(103)	—	675
Interest expense	6,291	26	(115)	—	6,202
Depreciation and amortization	23,854	380	—	—	24,234
Impairment losses	2,596	18	—	—	2,614
Credit losses	1	(2)	—	—	(1)
Share of associates and joint ventures’ results	—	—	—	280	280
Changes in fair value of financial assets / liabilities	—	—	—	(309)	(309)
Non-current assets additions during the year #	21,457	905	(359)	—	22,003

The segment results of the Group for the year ended December 31, 2020 are as follows:

	Airline transportation operations	Other segments	Elimination	Unallocated*	Total
	RMB million	RMB million	RMB million	RMB million	RMB million
Disaggregated by timing of revenue recognition
Point in time	2,856	1,727	(1,483)	—	3,100
Over time	89,196	2,448	(2,183)	—	89,461

Revenue from external customers	91,722	839	—	—	92,561
Inter-segment sales	330	3,336	(3,666)	—	—

Reportable segment revenue	92,052	4,175	(3,666)	—	92,561

Reportable segment loss before taxation	(14,727)	(112)	1	(348)	(15,186)

Reportable segment loss after taxation	(11,388)	(61)	1	(372)	(11,820)

Other segment information
Income tax	(3,339)	(51)	—	24	(3,366)
Interest income	328	26	(32)	—	322
Interest expense	6,739	11	(34)	—	6,716
Depreciation and amortization	24,438	143	—	—	24,581
Impairment losses	4,015	2	—	—	4,017
Credit losses	153	11	—	—	164
Share of associates and joint ventures’ results	—	—	—	(467)	(467)
Changes in fair value of financial assets / liabilities	—	—	—	53	53
Non-current assets additions during the year #	24,039	547	(49)	—	24,537

The segment assets and liabilities of the Group as at December 31, 2022 and December 31, 2021 are as follows:

	Airline transportation operations	Other segments	Elimination	Unallocated*	Total
	RMB million	RMB million	RMB million	RMB million	RMB million
As at December 31, 2022
Reportable segment assets	301,356	5,677	(1,974)	6,942	312,001
Reportable segment liabilities	254,087	3,089	(1,997)	1,708	256,887

As at December 31, 2021
Reportable segment assets	312,020	5,909	(1,616)	6,635	322,948
Reportable segment liabilities	236,428	2,640	(1,607)	1,242	238,703

*
Unallocated assets primarily include interest in associates and joint ventures, derivative financial assets and equity securities. Unallocated liabilities primarily include derivative financial liabilities. Unallocated results primarily include the share of results of associates and joint ventures, gain on disposal of subsidiaries and associates, dividend income from equity securities, and the fair value movement of financial instruments recognized through profit or loss.

#
The additions of
non-current
assets do not include interests in associates and joint ventures, other equity instrument investments, other non-current
financial assets, derivative financial assets and deferred tax assets.

(b)	Geographical information
The Group’s business segments operate in three main geographical areas, even though they are managed on a worldwide basis.
The Group’s revenue by geographical segment are analyzed based on the following criteria:

(1)
Traffic revenue from services of both origin and destination within the PRC (excluding Hong Kong Special Administrative Region, Macau Special Administrative Region and Taiwan (“Hong Kong, Macau and Taiwan”)), is classified as domestic revenue. Traffic revenue with origin and destination among PRC, Hong Kong, Macau and Taiwan is classified as Hong Kong, Macau and Taiwan revenue; while that with origin from or destination to other overseas markets is classified as international revenue.

(2)
Revenue from commission income, general aviation, cargo handling, hotel and tour operation, ground services, air catering services and other miscellaneous services are classified on the basis of where the services are performed.

	2022 RMB million	2021 RMB million	2020 RMB million
Domestic	57,256	76,517	65,137
International	29,249	24,739	27,090
Hong Kong, Macau and Taiwan	554	388	334

	87,059	101,644	92,561

The major revenue earning assets of the Group are its aircraft fleet which is registered in the PRC and is deployed across its worldwide route network. Majority of the Group’s other assets are located in the PRC. CODM considers that there is no suitable basis for allocating such assets and related liabilities to geographical locations. Accordingly, geographical segment assets and liabilities are not disclosed.

(c)	Reconciliation of reportable segment loss before income tax, assets and liabilities to the consolidated figures as reported in the consolidated financial statements

	Note	2022 RMB million	2021 RMB million	2020 RMB million
Loss before income tax
Reportable segment loss before taxation	6(a)	(31,526)	(13,903)	(15,186)
Capitalization of exchange difference of specific loans	(i)	(25)	(8)	(9)
Government grants	(ii)	1	1	—

Consolidated loss before income tax		(31,550)	(13,910)	(15,195)

		December 31	December 31
	Note	2022 RMB million	2021 RMB million
Assets
Reportable segment assets	6(a)	312,001	322,948
Capitalization of exchange difference of specific loans	(i)	14	39
Government grants	(ii)	(4)	(5)
Adjustments arising from business combinations under common control	(iii)	237	237
Others		(2)	(8)

Consolidated total assets		312,246	323,211

Liabilities
As at December 31, 2022 and 2021, the amount of reportable segment liabilities is the same as the amount of consolidated total liabilities.

Notes:

(i)
In accordance with the PRC GAAP, exchange difference arising on translation of specific loans and related interest denominated in a foreign currency is capitalized as part of the cost of qualifying assets. Under IFRSs, such exchange difference is recognized in income statement unless the exchange difference represents an adjustment to interest.

(ii)
In accordance with the PRC GAAP, assets related government grants (other than special funds) are deducted from the cost of the related assets. Special funds granted by the government and clearly defined in the approval documents as part of “capital reserve” are accounted for as increase in capital reserve. Under IFRSs, assets related government grants are deducted to the cost of the related assets. The difference is resulted from government grants received in previous years and are recognized in capital reserve under PRC GAAP.

(iii)
In accordance with the PRC GAAP, the Company accounts for the business combination under common control by applying the pooling-of-interest
method. Under the
pooling-of-interest
method, the difference between the historical carrying amount of the acquiree and the consideration paid is accounted for as an equity transaction. Business combinations under common control are accounted for as if the acquisition had occurred at the beginning of the earliest comparative year presented or, if later, at the date that common control was established; for this purpose, relevant comparative figures are restated under PRC GAAP. Under IFRSs, the Company adopts the purchase accounting method for acquisition of business under common control.